Dividends on ordinary shares and buyback	6 Months Ended
Jun. 30, 2025
Disclosure Of Dividends [Abstract]
Dividends on ordinary shares and buyback	Note 16: Dividends on ordinary shares and share buyback
An interim dividend for 2025 of 1.22 pence per ordinary share (half-year to 30 June 2024: 1.06 pence per ordinary share) will be paid on September 2025. The total amount of this dividend is £731 million, before the impact of any further cancellations of shares purchased under the Group’s buyback programme (half-year to 30 June 2024:
£662 million, following cancellations of shares under the Group’s buyback programme up to the record date, was paid to shareholders).
On 20 May 2025, a final dividend in respect of 2024 of 2.11 pence per ordinary share, totalling £1,271 million, following cancellations of shares under the Group’s buyback programme up to the record date, was paid to shareholders.
Shareholders who have joined the dividend reinvestment plan will automatically receive ordinary shares instead of the cash dividend. Key dates for the payment of the recommended dividend are outlined below.

Shares quoted ex-dividend for 2025 interim dividend	31 July 2025
Record date for 2025 interim dividend	1 August 2025
Final date for joining or leaving the interim dividend reinvestment plan	18 August 2025
Interim 2025 dividend paid	9 September 2025
On 21 February 2025 the Group commenced an ordinary share buyback programme to purchase outstanding ordinary shares. As at 30 June 2025, the Group has purchased c.1.0 billion ordinary shares under the programme, for a total consideration of £733 million.